UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA VIRGINIA BOND FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48502-0813                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the following: Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the following: Federal National Mortgage Assn.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA         Economic Development Authority
IDA         Industrial Development Authority/Agency
PRE         Prerefunded to a date prior to maturity

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1  | USAA Virginia Bond Fund
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PORTFOLIO OF INVESTMENTS

USAA VIRGINIA BOND FUND
June 30, 2013 (unaudited)

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (95.9%)

            VIRGINIA (86.8%)
$    2,500  Albemarle County IDA                             5.00%      1/01/2031     $    2,480
     1,000  Alexandria IDA                                   4.75       1/01/2036          1,047
     2,000  Amherst IDA                                      5.00       9/01/2026          2,043
     2,000  Amherst IDA                                      4.75       9/01/2030          2,011
    15,000  Arlington County IDA                             5.00       7/01/2031         15,469
     4,595  Bedford County EDA (INS) (PRE)                   5.25       5/01/2031          5,168
       715  Bedford County EDA (INS)                         5.25       5/01/2031            764
     2,615  Capital Region Airport Commission (INS)          5.00       7/01/2031          2,759
     5,000  Chesapeake Bay Bridge and Tunnel District        5.50       7/01/2025          5,467
     6,520  Chesapeake, 4.75%, 7/15/2023                     4.65 (a)   7/15/2032          3,390
     3,000  Chesapeake, 4.88%, 7/15/2023                     4.88 (a)   7/15/2040          1,428
     5,000  College Building Auth.                           5.00       6/01/2029          5,036
    10,000  College Building Auth.                           5.00       3/01/2034         10,550
     3,290  College Building Auth. (PRE)                     5.00       6/01/2036          3,687
    11,710  College Building Auth.                           5.00       6/01/2036         11,584
     5,400  Commonwealth Housing Dev. Auth.                  4.60       4/01/2028          5,465
     4,005  Commonwealth Port Auth. (PRE)                    5.00       7/01/2030          4,367
     6,315  Commonwealth Univ. Health System Auth.           4.75       7/01/2036          6,540
     3,000  Commonwealth Univ. Health System Auth.           4.75       7/01/2041          3,082
     3,715  Dinwiddie County IDA (INS) (PRE)                 5.00       2/15/2034          3,819
    11,145  Fairfax (INS) (PRE)(b)                           4.75       1/15/2035         11,885
     1,255  Fairfax (PRE)                                    4.75       1/15/2036          1,338
     7,100  Fairfax County EDA                               5.00      10/01/2027          7,263
    12,700  Fairfax County EDA (INS) (PRE)(b)                5.00       4/01/2029         13,154
     7,980  Fairfax County EDA (PRE)                         5.00       1/15/2030          8,537
     6,150  Fairfax County EDA                               5.00       4/01/2032          6,432
     1,500  Fairfax County EDA                               5.00      12/01/2032          1,418
     5,750  Fairfax County EDA                               4.88      10/01/2036          5,826
     7,500  Fairfax County EDA                               5.13      10/01/2037          7,600
     2,800  Fairfax County EDA                               5.00      12/01/2042          2,537
     1,500  Fairfax County IDA                               5.25       5/15/2026          1,639
    14,000  Fairfax County IDA                               5.00       5/15/2037         14,580
     5,770  Farms of New Kent Community Dev. Auth.,
               acquired 9/8/06-10/03/07; cost $5,643(c),(d)  5.45       3/01/2036          2,885
     1,000  Fauquier County IDA                              5.00      10/01/2027          1,020
     8,825  Fauquier County IDA                              5.25      10/01/2037          8,954
     6,195  Frederick County IDA (INS)                       4.75       6/15/2036          6,205
     2,500  Fredericksburg City EDA                          5.25       6/15/2023          2,679
     4,755  Front Royal and Warren County IDA (INS) (PRE)    5.00       4/01/2029          4,924
     2,745  Front Royal and Warren County IDA (INS) (PRE)    5.00       4/01/2029          2,842
     9,000  Hampton Roads Sanitation District                5.00       4/01/2033          9,584
     2,795  Hanover County EDA                               4.50       7/01/2030          2,529
     1,100  Hanover County EDA                               4.50       7/01/2032            977
     2,000  Hanover County EDA                               5.00       7/01/2042          1,813
     9,680  Hanover County IDA (INS)                         6.38       8/15/2018         10,583
     2,000  Harrisonburg IDA (INS)                           5.00       8/15/2031          2,036

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2  | USAA Virginia Bond Fund
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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$   10,000  Harrisonburg IDA (INS)                           4.50%      8/15/2039     $    9,969
     1,200  Henrico County EDA                               5.00       6/01/2024          1,216
       140  Henrico County EDA                               4.25       6/01/2026            130
     3,200  Henrico County EDA                               5.00      10/01/2027          3,252
     2,105  Henrico County EDA                               5.00      11/01/2030          2,164
     5,170  Henrico County EDA                               5.00      10/01/2035          5,188
    10,000  Henrico County Water & Sewer (PRE)               5.00       5/01/2036         11,185
     3,175  Housing Dev. Auth.                               4.50      10/01/2036          3,259
     4,105  Housing Dev. Auth.                               4.50       1/01/2039          4,119
     4,480  Housing Dev. Auth.                               4.60       9/01/2040          4,508
     1,000  King George County IDA (INS) (PRE)               5.00       3/01/2032          1,032
     5,000  Lewistown Commerce Center Community Dev. Auth.   5.75       3/01/2019          2,099
     5,000  Lexington IDA                                    5.00      12/01/2036          5,348
     2,000  Lexington IDA (e)                                5.00       1/01/2043          2,115
     3,000  Lynchburg EDA                                    5.00       9/01/2043          2,861
     3,532  Marquis Community Dev. Auth.                     5.63       9/01/2041          2,875
     5,389  Marquis Community Dev. Auth.                     5.63 (f)   9/01/2041            500
     5,000  Montgomery County EDA                            5.00       6/01/2035          5,312
     5,500  Montgomery County IDA                            5.00       2/01/2029          5,753
     4,200  Newport News EDA (PRE)                           5.00       7/01/2031          4,724
     1,045  Newport News EDA                                 5.00       7/01/2031          1,117
     1,000  Norfolk EDA                                      5.00      11/01/2030          1,033
     3,500  Norfolk EDA                                      5.00      11/01/2043          3,573
     1,850  Norfolk Redevelopment and Housing Auth.          5.50      11/01/2019          1,858
     4,963  Peninsula Town Center Community Dev. Auth.       6.45       9/01/2037          5,171
     3,000  Port Auth.                                       5.00       7/01/2030          3,182
    10,000  Port Auth.                                       5.00       7/01/2040         10,442
     2,815  Powhatan County EDA (INS)                        5.00       3/15/2032          2,980
     1,620  Prince William County (INS) (PRE)                5.00       9/01/2024          1,831
     1,210  Prince William County IDA (PRE)                  5.50      10/01/2017          1,250
     1,695  Prince William County IDA (PRE)                  5.00      10/01/2018          1,732
     1,350  Prince William County IDA (PRE)                  5.50      10/01/2019          1,395
     3,370  Prince William County IDA                        4.88       1/01/2020          2,880
     3,985  Prince William County IDA (PRE)                  5.38      10/01/2023          4,077
     8,000  Prince William County IDA                        5.13       1/01/2026          6,251
     1,705  Prince William County IDA                        5.50       9/01/2031          1,858
     2,000  Prince William County IDA                        5.50       9/01/2031          2,155
     7,500  Prince William County IDA (PRE)                  5.50      10/01/2033          7,675
     1,000  Prince William County IDA                        5.50       9/01/2034          1,075
    12,500  Prince William County IDA                        5.00      11/01/2046         12,713
     4,000  Radford IDA (NBGA)                               3.50       9/15/2029          3,879
     5,310  Rappahannock Regional Jail Auth. (INS)           4.75      12/01/2031          5,467
     6,280  Rappahannock Regional Jail Auth. (INS)           4.50      12/01/2036          6,146
     3,945  Resources Auth.                                  4.75      11/01/2035          4,007
     2,000  Resources Auth.                                  4.38      11/01/2036          2,018
     1,435  Resources Auth.                                  5.00      11/01/2040          1,516
     7,310  Resources Auth.                                  4.00      11/01/2041          7,092
     1,016  Reynolds Crossing Community Dev. Auth.           5.10       3/01/2021          1,031
     2,500  Richmond Public Utility (INS)                    4.50       1/15/2033          2,519
     2,000  Richmond Public Utility                          5.00       1/15/2035          2,126
     6,000  Richmond Public Utility                          5.00       1/15/2038          6,472
     4,500  Richmond Public Utility                          5.00       1/15/2040          4,752
     5,120  Roanoke County EDA (INS)                         5.00      10/15/2027          5,507
     2,850  Roanoke County EDA (INS)                         5.00      10/15/2032          3,029
     4,285  Roanoke County EDA (INS)                         5.13      10/15/2037          4,521
       110  Roanoke County IDA (INS) (PRE)                   5.00       7/01/2038            132
     6,890  Roanoke County IDA (INS)                         5.00       7/01/2038          7,014
     3,000  Route 460 Funding Corp.                          5.08 (f)   7/01/2036            831
     2,000  Route 460 Funding Corp.                          5.12 (f)   7/01/2037            521
     2,500  Route 460 Funding Corp.                          5.13 (f)   7/01/2038            612
     6,965  Route 460 Funding Corp.                          5.17 (f)   7/01/2039          1,603
       420  Small Business Financing Auth.                   5.00       4/01/2025            451
       185  Small Business Financing Auth.                   5.25       4/01/2026            200

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3  | USAA Virginia Bond Fund
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
PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON          FINAL           VALUE
(000)       SECURITY                                         RATE       MATURITY           (000)
------------------------------------------------------------------------------------------------
$    1,500  Small Business Financing Auth.                   5.25%      9/01/2027     $    1,533
       855  Small Business Financing Auth.                   5.50       4/01/2028            923
       750  Small Business Financing Auth.                   5.50       4/01/2033            796
    15,000  Small Business Financing Auth.                   5.25       9/01/2037         15,007
    11,945  Small Business Financing Auth.                   5.00      11/01/2040         12,264
     4,000  Southampton County IDA                           5.00       4/01/2025          4,248
     6,345  Spotsylvania County EDA (INS)                    5.00       2/01/2031          6,590
     1,645  Stafford County and City of Stauton IDA (INS)
               (PRE)                                         5.25       8/01/2031          1,861
     5,755  Stafford County and City of Stauton IDA (INS)    5.25       8/01/2031          5,861
    16,155  Stafford County and City of Stauton IDA (INS)    5.25       8/01/2036         16,412
    10,000  Tobacco Settlement Financing Corp.               5.00       6/01/2047          7,221
     8,405  Univ. of Virginia                                5.00       6/01/2037          9,254
     5,000  Upper Occoquan Sewage Auth.                      5.00       7/01/2041          5,319
     2,165  Washington County IDA                            5.25       8/01/2030          2,329
     2,160  Washington County IDA                            5.50       8/01/2040          2,325
     4,086  Watkins Centre Community Dev. Auth.              5.40       3/01/2020          4,012
     3,000  Winchester IDA                                   5.63       1/01/2044          3,227
                                                                                      ----------
                                                                                         557,881
                                                                                      ----------
            DISTRICT OF COLUMBIA (4.9%)
     2,825  Metropolitan Airports Auth.                      5.00      10/01/2029          3,035
    12,465  Metropolitan Airports Auth.                      5.00      10/01/2030         13,302
    11,230  Metropolitan Airports Auth.                      5.00      10/01/2039         11,770
     1,000  Metropolitan Area Transit Auth.                  5.13       7/01/2032          1,070
     5,500  Metropolitan Washington Airports Auth. (INS)     5.32 (f)  10/01/2030          2,171
                                                                                      ----------
                                                                                          31,348
                                                                                      ----------
            PUERTO RICO (3.5%)
     6,180  Commonwealth (PRE)                               5.25       7/01/2032          7,009
     2,000  Electric Power Auth.                             5.25       7/01/2028          1,912
     3,000  Electric Power Auth.                             5.00       7/01/2042          2,646
    11,000  Sales Tax Financing Corp.                        5.75       8/01/2037         11,248
                                                                                      ----------
                                                                                          22,815
                                                                                      ----------
            GUAM (0.4%)
     1,500  Government                                       5.00       1/01/2042          1,545
     1,000  Power Auth.                                      5.00      10/01/2034          1,022
                                                                                      ----------
                                                                                           2,567
                                                                                      ----------
            U.S. VIRGIN ISLANDS (0.3%)
     2,000  Public Finance Auth.                             5.00      10/01/2032          2,073
                                                                                      ----------
            Total Fixed-Rate Instruments (cost: $615,705)                                616,684
                                                                                      ----------
            VARIABLE-RATE DEMAND NOTES (3.0%)

            PUERTO RICO (3.0%)
    10,080  Electric Power Auth. (LIQ)(LOC - Dexia Credit
               Local) (g)                                    0.56       7/01/2026         10,080
     9,105  Highway and Transportation Auth. (LIQ)
               (LOC - Dexia Credit Local) (g)                0.56       1/01/2029          9,105
                                                                                      ----------
                                                                                          19,185
                                                                                      ----------
            Total Variable-Rate Demand Notes (cost: $19,185)                              19,185
                                                                                      ----------

            TOTAL INVESTMENTS (COST: $634,890)                                        $  635,869
                                                                                      ==========

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                                                   Portfolio of Investments |  4

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
($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments              $          --     $    616,684    $         --       $   616,684
Variable-Rate Demand Notes                     --           19,185              --            19,185
----------------------------------------------------------------------------------------------------
Total                               $          --     $    635,869    $         --       $   635,869
----------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA Virginia Bond Fund
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NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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6  | USAA Virginia Bond Fund
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2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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7  | USAA Virginia Bond Fund
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issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $19,462,000 and $18,483,000, respectively, resulting in net unrealized appreciation of $979,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $642,729,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) At June 30, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(c) Security was fair valued at June 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,885,000, which represented 0.4% of net assets of the fund.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2013, was $2,885,000, which represented 0.4% of the Fund's net assets.
(e) At June 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $2,115,000.
(f) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(g) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                             Notes Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.